Directors' and key management remuneration (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Directors And Key Management Remuneration [Abstract]
Summary of aggregate remuneration	Aggregate remuneration, calculated in accordance with the UK Companies Act 2006, of the Directors of the parent companies was as follows.

	2023 US$'000	2022 US$'000	2021 US$'000
Emoluments	7,461	6,726	6,568
Long-term incentive plans	8,746	4,691	1,587
	16,207	11,417	8,155
Pension contributions: defined contribution plans	20	10	9

Summary of aggregate compensation, representing the expense	Aggregate compensation, representing the expense recognised, under IFRS as defined in the “Basis of preparation” section, of the Group’s key management, including directors, was as follows.

	2023 US$'000	2022 US$'000	2021 US$'000
Short-term employee benefits and costs	16,159	14,258	18,184
Post-employment benefits	155	174	300
Employment termination benefits	155	—	—
Share-based payments	10,305	10,846	10,303
Total	26,774	25,278	28,787